Note 12 - Income Tax and Social Contribution - Reconciliation From the Weighted Nominal to the Effective Tax Rate (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Profit before tax	R$ 13,759.2	R$ 13,494.4	R$ 12,943.1
Adjustment on a taxable basis
Others non-taxable income	(611.0)	(6.2)	0.0
Government grants related to sales taxes	(1,883.1)	(1,597.8)	(1,881.8)
Share of results of joint ventures	115.7	43.3	22.3
Non-deductible expenses	99.2	119.6	76.9
Worldwide taxation	(360.0)	48.2	(569.0)
Total	R$ 11,120.0	R$ 12,101.5	R$ 10,591.4
Aggregated weighted nominal tax rate	27.39%	30.26%	28.94%
Taxes payable – nominal rate	R$ (3,045.3)	R$ (3,662.1)	R$ (3,064.7)
Adjustment on tax expense
Income tax Incentives	213.2	123.2	245.9
Deductible interest on shareholders' equity	2,516.0	2,213.2	2,623.8
Tax savings from goodwill amortization	77.5	77.5	80.5
Withholding income tax	(876.0)	(628.2)	(420.3)
Recognition/(write-off) of deferred charges on tax losses	(1.5)	123.2	(377.4)
Effect of application of IAS 29 (hyperinflation)	(123.3)	(50.5)	1.4
Others with reduced taxation	602.8	41.2	156.1
Income tax and social contribution expense	R$ (636.6)	R$ (1,762.5)	R$ (754.7)
Effective tax rate	4.63%	13.06%	5.83%